Spear Alpha ETF
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.7%
Administrative & Support Services — 13.8%
Cloudflare, Inc. - Class A (a)	5,078	$313,109
JD.com, Inc. - ADR (b)	800	35,112
SentinelOne, Inc. - Class A (a)	4,000	65,440
		413,661
Computer & Electronic Product Manufacturing — 21.7%
Advanced Micro Devices, Inc. (a)	1,345	131,823
Fortive Corp.	500	34,085
Marvell Technology, Inc.	3,234	140,032
NVIDIA Corp.	1,239	344,158
		650,098
Electrical Equipment, Appliance & Component Manufacturing — 0.5%
Rockwell Automation, Inc.	49	14,379

Machinery Manufacturing — 3.4%
Parker-Hannifin Corp.	300	100,833

Mining (Except Oil & Gas) — 4.6%
Freeport-McMoRan, Inc.	3,399	139,053

Nonstore Retailers — 4.7%
Amazon.com, Inc. (a)	1,363	140,784

Professional, Scientific & Technical Services — 20.6%
Palo Alto Networks, Inc. (a)	470	93,878
Snowflake, Inc. - Class A (a)	1,712	264,145
Zscaler, Inc. (a)	2,234	260,998
		619,021
Publishing Industries (Except Internet) — 23.3%
ANSYS, Inc. (a)	193	64,230
Crowdstrike Holdings, Inc. - Class A (a)	1,095	150,300
Datadog, Inc. - Class A (a)	1,165	84,649
Gitlab, Inc. - Class A (a)	1,650	56,579
HubSpot, Inc. (a)	314	134,628
Shopify, Inc. - Class A (a)(b)	4,382	210,072
		700,458
Support Activities for Mining — 3.1%
Rio Tinto PLC - ADR (b)	1,370	93,982

Telecommunications — 4.0%
Zoom Video Communications, Inc. - Class A (a)	1,638	120,950
TOTAL COMMON STOCKS (Cost $2,856,102)		2,993,219

MONEY MARKET FUNDS — 7.8%
First American Government Obligations Fund - Class X, 4.64% (c)	233,364	233,364
TOTAL MONEY MARKET FUNDS (Cost $233,364)		233,364

TOTAL INVESTMENTS (Cost $3,089,466) — 107.5%		3,226,583
Other assets and liabilities, net — (7.5)%		(223,897)
NET ASSETS — 100.0%		$3,002,686

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$2,993,219	$-	$-	$2,993,219
Money Market Fund	233,364	-	-	233,364
Total Investments - Assets	$3,226,583	$-	$-	$3,226,583

* See the Schedule of Investments for industry classifications.